Summary of Significant Accounting Policies - Schedule of Total Stock-Based Compensation Expense Related to Share-Based Awards Under the Pieris Plan (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-option expense	$ 1,164,633	$ 571,382
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-option expense	379,066	7,623
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-option expense	$ 785,567	$ 563,759